Cash and cash equivalents and marketable securities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Cash And Cash Equivalents And Marketable Securities Explanatory [Abstract]
Bank balances in foreign currencies	R$ 36,987	R$ 27,688